Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 484,472,584.40
Previously Paid Amount	(0)
Total Fee Amount	66,905.66
Total Offset Amount	(0)
Net Fee	$ 66,905.66
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A